Investments: Realized Gain (Loss) on Investments (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Realized Gain (Loss) on Investments

	2015	2014	2013
Debt securities
Gross gains on sales	$117	$-	$-

Net realized investment gains	$117	$-	$-